FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	$ 4,135	$ 6,957
Fair value	4,135	6,957
Carrying value	62,794	72,738
Fair value	63,385	73,341
Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	55,528	63,964
Fair value	56,112	64,561
Capital securities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,153	2,572
Fair value	2,160	2,578
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	922	813
Fair value	922	813
Derivatives | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	413	159
Fair value	413	159
Derivatives | Accounts payable and other liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	289	181
Fair value	289	181
Loan payable | Accounts payable | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	24
Fair value	0	24
Accounts payable and other | Accounts payable | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	778	1,770
Fair value	778	1,770
Accounts payable and other | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2,711	3,255
Fair value	2,711	3,255
Held for sale | Debt obligations | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	138	153
Held for sale | Accounts payable and other liabilities | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	2	10
Participating loan interests | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	0	268
Fair value	0	268
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	329	1,055
Fair value	329	1,055
Other non-current assets | FVTPL | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,250	239
Fair value	1,250	239
Other non-current assets | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	10	13
Fair value	10	13
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	154	161
Fair value	154	161
Other non-current assets | FVTOCI | Equity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	121	260
Fair value	121	260
Accounts receivable and other | FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	80	234
Fair value	80	234
Accounts receivable and other | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	514	808
Fair value	514	808
Accounts receivable and other | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	239	631
Fair value	239	631
Accounts receivable and other | Loans and receivables | Held for sale | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	4	14
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value	1,438	3,288
Fair value	$ 1,438	$ 3,288